Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2014	Nov. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014
Debt Instrument [Line Items]
Line of credit designated for working capital purposes	$ 150,000,000				$ 150,000,000
Minimum current borrowing usage			0	0
Maximum current borrowing usage	165,000,000	165,000,000
Redemption of long term debt					139,155,000	137,013,000	427,043,000
Debt instrument covenant description					Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2014, the Company is in compliance with all of its covenants.
Issuance of additional debt					1,900,000,000
Minimum net worth					900,000,000
Previous Revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity								75,000,000
Credit facility expiration date								Jun. 30, 2015
Secured Revolving Credit and Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity								300,000,000
Credit facility expiration date								Oct. 31, 2019
Effective interest rate					3.31%
Minimum current borrowing usage	199,000,000
Maximum current borrowing usage								232,000,000
Term loans	142,000,000				142,000,000
Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee								0.40%
Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee								0.15%
Short-term credit facility [Member]
Debt Instrument [Line Items]
Credit facility outstanding	5,000,000				5,000,000	0
Centuri Construction Group [Member]
Debt Instrument [Line Items]
Debt secured by assets								477,000,000
Debt instrument covenant description					Certain Centuri debt instruments have leverage ratio caps and fixed charge ratio coverage requirements. At December 31, 2014, Centuri is in compliance with all of its covenants.
Issuance of additional debt					88,000,000
Equity cushion relating to minimum fixed charge ratio coverage requirement					35,000,000
LIBOR [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin								2.25%
LIBOR [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin								1.00%
CDOR [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin								2.25%
CDOR [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin								1.00%
Alternate Base Rate or Canadian Base Rate [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin								1.25%
Alternate Base Rate or Canadian Base Rate [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin								0.00%
5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		5.25%
Redemption of long term debt		65,000,000
Debt instrument original due date					Jul. 01, 2034
Southwest Gas Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit designated as long term debt				150,000,000
Line of credit designated for working capital purposes				150,000,000
Credit facility maximum borrowing capacity				300,000,000
Credit facility expiration date					Mar. 01, 2019
Long-term portion of the credit facility	150,000,000				150,000,000
Effective interest rate					1.21%
Southwest Gas Credit Facility [Member] | Before Amendment [Member]
Debt Instrument [Line Items]
Credit facility expiration date					Mar. 01, 2017
Southwest Gas Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Applicable margin					1.00%
Southwest Gas Credit Facility [Member] | Alternative base rate [Member]
Debt Instrument [Line Items]
Applicable margin					0.00%
Commercial paper program [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	50,000,000				50,000,000
Credit facility outstanding	50,000,000				50,000,000
Commercial paper program [Member] | Short-term credit facility [Member]
Debt Instrument [Line Items]
Effective interest rate					0.65%
Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				6.10%
Notes payable				$ 125,000,000
Notes, 6.1%, due 2041 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage limit on liens securing indebtedness				10.00%